USAA Short-Term Bond Fund
Risk/Return Summary USAA SHORT-TERM BOND FUND
INVESTMENT OBJECTIVE
The USAA Short-Term Bond Fund (the Fund) seeks high current income consistent with preservation of principal.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees
Shareholder Fees - USAA Short-Term Bond Fund	Fund Shares	Institutional Shares	Adviser Shares
(fees paid directly from your investment)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - USAA Short-Term Bond Fund	Fund Shares	Institutional Shares	Adviser Shares
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	0.28%	0.27%	0.25%
Distribution and/or Service (12b-1) Fees	none	none	0.25%
Other Expenses	0.34%	0.23%	0.35%
Total Annual Operating Expenses	0.62%	0.50%	0.85%

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example - USAA Short-Term Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Fund Shares	63	199	346	774
Institutional Shares	51	160	280	628
Adviser Shares	87	271	471	1,049

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund normally invests at least 80% of its assets in a broad range of investment-grade debt securities that have a dollar-weighted average portfolio maturity of three years or less. The debt securities in which the Fund may invest include, among others, obligations of U.S., state, and local governments, their agencies and instrumentalities; mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; and other securities believed to have debt-like characteristics. Although the Fund will invest primarily in investment-grade securities, the Fund also may invest up to 10% of its net assets in below-investment-grade securities, which are sometimes referred to as high-yield or “junk” bonds. The Fund’s 80% policy may be changed upon at least 60 days’ written notice to shareholders.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

The fixed-income securities in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income instrument will fail to make timely interest and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities varying from the highest quality to very speculative have some degree of credit risk. Fixed-income securities rated below-investment-grade, also known as “junk” or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic down-turns and financial setbacks or liquidity events.

The Fund is subject to U.S. Government Sponsored Enterprises (GSEs) Risk. While mortgage-backed securities, the value of which may be impacted by factors affecting the housing market, and other securities issued by certain GSEs, such as the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the U.S. government, securities issued by other GSEs are supported only by the right of the GSE (including the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage corporation (Freddie Mac) to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs’ obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. If such a GSE were to default on its obligations, the Fund might not be able to recover its investment.

The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply and demand of debt securities, or other factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Fund is subject to legislative risk, which is the risk that new government policies may affect mortgages and other securities in the future in ways we cannot anticipate and that such policies will have an adverse impact on the value of the securities and the Fund’s net asset value (NAV).

Liquidity risk is the risk that a fund’s investment generally cannot expect to be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to such securities.

Mortgage-backed securities make regularly scheduled payments of principal along with interest payments. In addition, mortgagors generally have the option of paying off their mortgages without penalty at any time. For example, when a mortgaged property is sold, the old mortgage is usually prepaid. Also, when mortgage interest rates fall, the mortgagor may refinance the mortgage and prepay the old mortgage. A homeowner’s default on the mortgage may also cause a prepayment of the mortgage. This unpredictability of the mortgage’s cash flow is called prepayment risk. For the investor, prepayment risk usually means that principal is received at the least opportune time. For example, when interest rates fall, homeowners will find it advantageous to refinance their mortgages and prepay principal. In this case, the investor is forced to reinvest the principal at the current, lower rates. On the other hand, when interest rates rise, homeowners will generally not refinance their mortgages and prepayments will fall. This causes the average life of the mortgage to extend and be more sensitive to interest rates, which is sometimes called extension risk. In addition, the amount of principal the investor has to invest in these higher interest rates is reduced.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has three classes of shares: Fund Shares, Institutional Shares, and Adviser Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares’ volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund’s benchmark index and an additional index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the Fund’s most current performance information, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	5.12%	June 30, 2009
Lowest Quarter Return	-2.83%	December 31, 2008
Year-to-Date Return	0.59%	September 30, 2015

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for each share class.

AVERAGE ANNUAL TOTAL RETURNS For Periods Ended December 31, 2014
Average Annual Total Returns - USAA Short-Term Bond Fund	1 Year	5 Years	10 Years	Since Inception		Inception Date
Fund Shares | Return Before Taxes	1.66%	2.78%	3.74%	none
Fund Shares | Return After Taxes on Distributions	0.90%	1.84%	2.48%	none
Fund Shares | Return After Taxes on Distributions and Sale of Fund Shares	0.95%	1.78%	2.42%	none
Institutional Shares						Aug. 01, 2008
Institutional Shares | Return Before Taxes	1.68%	2.94%	none	3.86%
Adviser Shares						Aug. 01, 2010
Adviser Shares | Return Before Taxes	1.46%	none	none	2.03%
Adviser Shares | Barclays U.S. Aggregate Credit (1-3Y) Index (reflects no deduction for fees, expenses, or taxes)	0.77%	1.41%	2.85%	2.09%	[1]
Adviser Shares | Lipper Short Investment Grade Debt Funds Index (reflects no deduction for taxes)	0.99%	2.33%	2.77%	2.74%	[1]
[1]	The performance of the Barclays U.S. Aggregate Credit (1-3Y) Index and the Lipper Short Investment Grade Debt Funds Index is calculated from the end of the month, July 31, 2008, while the inception date of the Institutional Shares is August 1, 2008. There may be a slight variation in performance because of the difference. The average annual total returns for the Barclays U.S. Aggregate Credit (1-3Y) Index and Lipper Short Investment Grade Debt Funds Index from July 31, 2010, through December 31, 2014, were 1.06% and 1.82%, respectively. The performance of the Barclays U.S. Aggregate /Credit (1-3Y) Index and Lipper Short Investment Grade Debt Funds Index is calculated from the end of the month, July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There may be a slight variation in performance because of the difference